Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 1,362,496	$ 1,158,794	$ 972,046
Costs, Expenses and Other Expense (Income)
Cost of goods sold	841,147	696,591	583,684
Internal research and development	139,163	116,875	96,806
Selling, general and administrative	233,518	208,565	176,000
Interest expense	22,417	18,352	6,809
Other expense (income), net	(2,562)	(3,783)	(10,041)
Total Costs, Expenses and Other Expense (Income)	1,233,683	1,036,600	853,258
Earnings Before Income Taxes	128,813	122,194	118,788
Income Taxes	21,296	34,192	23,514
Net Earnings	$ 107,517	$ 88,002	$ 95,274
Basic Earnings Per Share	$ 1.69	$ 1.41	$ 1.52
Diluted Earnings Per Share	$ 1.63	$ 1.35	$ 1.48